Summary of Significant Accounting Policies (Taxation) (Details) - USD ($) $ in Millions	3 Months Ended	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies					10.00%
Statutory income tax rate					25.00%	25.00%	35.00%
Provisional amount of income tax expense recognized for the Toll Charge	$ 219
Reduction in liability for deferred income tax	4
Unrecognized tax benefit recorded in 2018						$ 142
Interest in connection with unrecognized tax benefit	$ 8					$ 2	$ 8
Thereafter tax years after December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate						21.00%
Prior tax years before December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate							35.00%
State Administration of Taxation, China [Member] | Minimum [Member]
Taxation [Line Items]
Value-added tax rate		6.00%	6.00%	6.00%			6.00%
State Administration of Taxation, China [Member] | Maximum [Member]
Taxation [Line Items]
Value-added tax rate		17.00%	13.00%	16.00%			17.00%
HONG KONG
Taxation [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises					5.00%
State Administration of Taxation, China [Member]
Taxation [Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies					10.00%
Statutory income tax rate					25.00%